Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (9,039)	$ 14,694,066	$ (52,276)	$ (36,542,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		(21,175,000)	(1,170,000)	32,730,000
Offering costs allocated to derivative warrant liabilities			877,647	877,647
General and administrative expenses paid by related party under note agreement	9,039		70,123	70,123
Net gain on investments held in Trust Account		(9,070)	(41,768)	(69,135)
Changes in operating assets and liabilities:
Prepaid expenses		76,006	(79,318)	(197,094)
Accounts payable		442,348	(94,294)	(51,821)
Accrued expenses		4,965,672	17,000	1,846,704
Net cash used in operating activities		(1,005,978)	(472,886)	(1,335,631)
Cash Flows from Investing Activities
Cash deposited in Trust Account			(300,000,000)	(300,000,000)
Net cash used in investing activities			300,000,000	(300,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			300,000,000	300,000,000
Proceeds from private placement			9,500,000	9,500,000
Offering costs paid			(6,702,088)	(6,702,089)
Repayment of note payable from related party			(162,979)	(162,979)
Net cash provided by financing activities			302,634,933	302,634,932
Net change in cash		(1,005,978)	2,162,047	1,299,301
Cash – beginning of the period		1,299,301
Cash – end of the period		293,323	2,162,047	1,299,301
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	23,060		244,444	85,000
Offering costs included in accrued expenses	80,600		85,000
Offering costs included in note payable			92,856
Offering costs funded with note payable to Sponsor				92,856
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares to Sponsor	15,961
Use of retainer for offering costs			(3,271)	3,271
Deferred underwriting commissions in connection with the initial public offering			10,500,000	10,500,000
Forfeiture of Class B ordinary shares			113
Initial value of Class A ordinary shares subject to possible redemption			262,826,540	262,826,540
Measurement adjustment on redeemable ordinary shares		72,810,995	930,449
Change in value of Class A ordinary shares subject to possible redemption				(35,559,330)
DeepGreen Metals Inc.
Cash Flows from Operating Activities:
Net income (loss)		(83,714,901)	(32,760,205)	(56,631,379)	(43,072,371)
Items not affecting cash:
Amortization		196,452	280,528	563,183	339,441
Expenses settled in share-based payments		60,128,488	13,128,234	27,097,603	27,018,640
Unrealized foreign exchange		(8,030)	3,817	7,995	1,079
Changes in operating assets and liabilities:
Receivables and prepayments		73,656	(42,279)	(109,811)	(241,771)
Accounts payable and accrued liabilities		4,718,288	1,762,030	2,487,398	589,410
Interest on convertible debentures and investments		660,589	50,918
Interest received				53,435	287,431
Net cash used in operating activities		(17,945,458)	(17,576,957)	(26,531,576)	(15,078,141)
Cash Flows from Investing Activities
Acquisition of exploration license		(3,440,000)	(607,376)	(607,375)
Acquisition of equipment		(401,876)			(2,123,475)
Net cash used in investing activities		(3,841,876)	(607,376)	(607,375)	(2,123,475)
Cash Flows from Financing Activities:
Exercise of stock options		2,563,156		919,465	350,000
Proceeds from issuance of convertible debentures		26,000,000
Proceeds from issuance of common shares (net of fees and other costs)			11,842,521	20,373,188	26,156,425
Net cash provided by financing activities		28,563,156	11,842,521	21,292,653	26,506,425
Net change in cash		6,775,822	(6,341,812)	(5,846,298)	9,304,809
Impact of exchange rate changes on cash and cash equivalents		8,004	(4,060)	(8,121)	(1,112)
Cash – beginning of the period		10,096,205	15,950,624	15,950,624	6,646,927
Cash – end of the period	$ 15,950,624	$ 16,880,031	$ 9,604,752	$ 10,096,205	$ 15,950,624